Investment in Unconsolidated Joint Venture Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Schedule of Related Party Transactions [Table Text Block]
A summary of revenue earned from the joint venture is as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Management, investment advisory and development fees and leasing commissions	$1,962	$6,550	$4,293